UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-04537

LIBERTY ALL-STAR GROWTH FUND, INC.
(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado		80203
(Address of principal executive offices)		(Zip code)

Tané T. Tyler Liberty All-Star Growth Fund, Inc. 1290 Broadway, Suite 1100 Denver, Colorado 80203
(Name and address of agent for service)

Registrant's telephone number, including area code:		(303) 623-2577

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2008

Item 1 – Schedule of Investments.

LIBERTY ALL-STAR GROWTH FUND

SCHEDULE OF INVESTMENTS

as of September 30, 2008 (Unaudited)

	SHARES	MARKET VALUE

COMMON STOCKS (97.79%)

CONSUMER DISCRETIONARY (10.61%)

Automobiles (0.58%)
Thor Industries, Inc.	30,066	$746,238

Distributors (1.57%)
LKQ Corp.(a)	118,329	2,008,043

Diversified Consumer Services (1.69%)
K12, Inc.(a)	21,100	559,150
Strayer Education, Inc.	8,000	1,602,080
		2,161,230
Hotels, Restaurants & Leisure (3.98%)
BJ’s Restaurants, Inc.(a)	47,996	573,072
Chipotle Mexican Grill, Inc., Class B(a)	6,700	313,225
Ctrip.com International Ltd.(b)	23,820	919,690
Life Time Fitness, Inc.(a)	24,405	763,144
McDonald’s Corp.	35,000	2,159,500
Texas Roadhouse, Inc., Class A(a)	39,844	358,198
		5,086,829
Multi-Line Retail (1.00%)
Dollar Tree, Inc.(a)	35,208	1,280,163

Specialty Retail (1.14%)
Hibbett Sports, Inc.(a)	39,747	795,735
Staples, Inc.	29,600	666,000
		1,461,735
Textiles, Apparel & Luxury Goods (0.65%)
Phillips-Van Heusen Corp.	21,834	827,727

CONSUMER STAPLES (6.27%)

Beverages (2.01%)
Hansen Natural Corp.(a)	37,500	1,134,375
PepsiCo, Inc.	20,100	1,432,527
		2,566,902
Food & Staples Retailing (2.92%)
SYSCO Corp.	47,200	1,455,176
Wal-Mart Stores, Inc.	38,000	2,275,820
		3,730,996

Household Products (1.34%)
The Procter & Gamble Co.	24,700	1,721,343

ENERGY (9.74%)

Energy Equipment & Services (9.13%)
CARBO Ceramics, Inc.	6,727	347,180
Core Laboratories N.V.	20,923	2,119,919
FMC Technologies, Inc.(a)	22,600	1,052,030
IHS, Inc.(a)	27,707	1,319,961
NATCO Group, Inc.(a)	19,859	797,935
National-Oilwell Varco, Inc.(a)	12,900	647,967
Oceaneering International, Inc.(a)	19,600	1,045,072
Patterson-UTI Energy, Inc.	16,770	335,735
Schlumberger Ltd.	20,700	1,616,463
Smith International, Inc.	25,300	1,483,592
Transocean, Inc.(a)	8,300	911,672
		11,677,526
Oil, Gas & Consumable Fuels (0.61%)
Quicksilver Resources, Inc.(a)	16,600	325,858
Ultra Petroleum Corp.(a)	8,100	448,254
		774,112
FINANCIALS (6.17%)

Capital Markets (2.22%)
Affiliated Managers Group, Inc.(a)	18,588	1,540,016
GFI Group, Inc.	121,503	572,279
optionsXpress Holdings, Inc.	37,785	733,785
		2,846,080
Commercial Banks (0.94%)
Signature Bank(a)	3,615	126,091
Wells Fargo & Co.	28,600	1,073,358
		1,199,449
Diversified Financial Services (1.51%)
Financial Federal Corp.	33,684	772,037
IntercontinentalExchange, Inc.(a)	9,900	798,732
MSCI, Inc.(a)	14,789	354,936
		1,925,705
Insurance (1.50%)
ACE Ltd.	14,900	806,537
Brown & Brown, Inc.	25,094	542,532
eHealth, Inc.(a)	35,800	572,800
		1,921,869

HEALTH CARE (21.92%)

Biotechnology (4.70%)
Amgen, Inc.(a)	13,700	811,999
BioMarin Pharmaceutical, Inc.(a)	30,559	809,508
CV Therapeutics, Inc.(a)	49,100	530,280
Genzyme Corp.(a)	23,400	1,892,826
Isis Pharmaceuticals, Inc.(a)	30,800	520,212
Martek Biosciences Corp.	10,314	324,066
United Therapeutics Corp.(a)	5,146	541,205
Vertex Pharmaceuticals, Inc.(a)	17,300	575,052
		6,005,148
Health Care Equipment & Supplies (6.78%)
Accuray, Inc.(a)	39,350	317,555
ArthroCare Corp.(a)	10,918	302,647
Baxter International, Inc.	27,100	1,778,572
Becton, Dickinson and Co.	5,300	425,378
I-Flow Corp.(a)	34,868	324,621
Intuitive Surgical, Inc.(a)	3,500	843,430
Masimo Corp.(a)	9,413	350,164
Medtronic, Inc.	21,800	1,092,180
ResMed, Inc.(a)	28,585	1,229,155
St. Jude Medical, Inc.(a)	10,100	439,249
SurModics, Inc.(a)	24,400	768,356
Thoratec Corp.(a)	30,200	792,750
		8,664,057
Health Care Providers & Services (4.40%)
athenahealth, Inc.(a)	1,200	39,924
Express Scripts, Inc.(a)	16,600	1,225,412
HealthExtras, Inc.(a)	28,800	752,256
Lincare Holdings, Inc.(a)	41,236	1,240,791
PSS World Medical, Inc.(a)	27,106	528,567
Psychiatric Solutions, Inc.(a)	16,400	622,380
VCA Antech, Inc.(a)	41,279	1,216,492
		5,625,822
Health Care Technology (0.27%)
Phase Forward, Inc.(a)	16,573	346,541

Life Sciences Tools & Services (0.83%)
PharmaNet Development Group, Inc.(a)	12,750	92,055
WuXi PharmaTech Cayman, Inc.(a)(b)	74,090	974,284
		1,066,339

Pharmaceuticals (4.94%)
Abbott Laboratories	16,100	927,038
Auxilium Pharmaceuticals, Inc.(a)	22,772	737,813
Johnson & Johnson	27,900	1,932,912
Mylan, Inc.(a)	77,300	882,766
Teva Pharmaceutical Industries Ltd.(b)	40,200	1,840,758
		6,321,287
INDUSTRIALS (18.59%)

Aerospace & Defense (3.86%)
General Dynamics Corp.	19,000	1,398,780
Lockheed Martin Corp.	16,400	1,798,588
Spirit AeroSystems Holdings, Inc.(a)	49,700	798,679
TransDigm Group, Inc.(a)	27,461	939,990
		4,936,037
Air Freight & Logistics (0.63%)
C.H. Robinson Worldwide, Inc.	9,100	463,736
UTI Worldwide, Inc.	20,170	343,293
		807,029
Commercial Services & Supplies (7.82%)
American Reprographics Co.(a)	43,762	754,895
Clean Harbors, Inc.(a)	18,500	1,249,675
The Corporate Executive Board Co.	10,641	332,531
Quanta Services, Inc.(a)	39,300	1,061,493
Resources Connection, Inc.(a)	89,450	2,015,309
Stantec, Inc.(a)	51,892	1,235,030
Stericycle, Inc.(a)	20,902	1,231,337
Waste Connections, Inc.(a)	37,948	1,301,616
Waste Management, Inc.	26,200	825,038
		10,006,924
Construction & Engineering (0.77%)
Foster Wheeler Ltd.(a)	21,816	787,776
The Shaw Group, Inc.(a)	6,300	193,599
		981,375
Machinery (2.61%)
Bucyrus International, Inc.	9,200	411,056
Danaher Corp.	5,900	409,460
Flowserve Corp.	9,800	869,946
ITT Corp.	4,600	255,806
Kaydon Corp.	16,084	724,745
SPX Corp.	8,600	662,200
		3,333,213

Road & Rail (2.29%)
Burlington Northern Santa Fe Corp.	13,700	1,266,291
Union Pacific Corp.	23,400	1,665,144
		2,931,435
Trading Companies & Distributors (0.61%)
Fastenal Co.	15,737	777,250

INFORMATION TECHNOLOGY (20.65%)

Communications Equipment (2.09%)
Infinera Corp.(a)	59,494	568,763
Polycom, Inc.(a)	54,681	1,264,771
Research In Motion Ltd.(a)	12,200	833,260
		2,666,794
Computers & Peripherals (1.58%)
International Business Machines Corp.	17,300	2,023,408

Electronic Equipment & Instruments (2.01%)
FLIR Systems, Inc.(a)	35,056	1,346,851
National Instruments Corp.	40,733	1,224,027
		2,570,878
Internet Software & Services (3.09%)
Baidu.com(a)(b)	3,400	843,982
Bankrate, Inc.(a)	23,000	894,931
comScore, Inc.(a)	18,264	321,994
Mercadolibre, Inc.(a)	33,337	678,408
SINA Corp.(a)	12,200	429,440
VistaPrint Ltd.(a)	23,967	787,076
		3,955,831
IT Services (3.54%)
Accenture Ltd., Class A	44,200	1,679,600
Cognizant Technology Solutions Corp., Class A(a)	43,600	995,388
SRA International, Inc.(a)	35,214	796,893
The Western Union Co.	42,500	1,048,475
		4,520,356
Semiconductors & Semiconductor Equipment (1.29%)
Cavium Networks, Inc.(a)	33,888	477,143
FormFactor, Inc.(a)	20,431	355,908
Hittite Microwave Corp.(a)	24,088	809,357
		1,642,408

Software (7.05%)
Adobe Systems, Inc.(a)	37,800	1,491,966
ANSYS, Inc.(a)	58,620	2,219,940
CA, Inc.	10,000	199,600
Electronic Arts, Inc.(a)	16,100	595,539
Monotype Imaging Holdings, Inc.(a)	31,673	352,520
Nuance Communications, Inc.(a)	30,600	373,014
Salesforce.com, Inc.(a)	21,000	1,016,400
Solera Holdings, Inc.(a)	28,298	812,719
Symantec Corp.(a)	60,900	1,192,422
VMware, Inc.(a)	28,760	766,166
		9,020,286

MATERIALS (1.53%)

Chemicals (1.53%)
Innophos Holdings, Inc.	19,600	477,848
Intrepid Potash, Inc.(a)	15,600	463,632
Praxair, Inc.	14,095	1,011,175
		1,952,655

TELECOMMUNICATION SERVICES (2.31%)

Diversified Telecommunication (0.42%)
Cbeyond, Inc.(a)	37,209	535,438

IT Services (0.97%)
NeuStar, Inc., Class A(a)	62,488	1,242,886

Wireless Telecommunication Services (0.92%)
Clearwire Corp.(a)	98,800	1,173,744

TOTAL COMMON STOCKS (COST OF $131,228,425)		125,043,088

	PAR VALUE

SHORT TERM INVESTMENT (2.33%)

REPURCHASE AGREEMENT (2.33%)
Repurchase agreement with State Street Bank & Trust Co., dated 09/30/08, due 10/01/08 at 0.150%, collateralized by several U.S. Treasury Bonds with various maturity dates, market value of $3,048,755 (Repurchase proceeds of $2,985,012) (COST OF $2,985,000)	$2,985,000	2,985,000

TOTAL INVESTMENTS (100.12%) (COST OF $134,213,425)(c)		128,028,088
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.12%)		(154,396)
NET ASSETS (100.00%)		$127,873,692
NET ASSET VALUE PER SHARE (29,448,137 SHARES OUTSTANDING)		$4.34

(a) Non-income producing security.

(b) American Depositary Receipt.

(c) Cost of investments for federal income tax purposes is $134,346,344.

Gross unrealized appreciation and depreciation at September 30, 2008 based on cost of investments for federal income tax purposes is as follows:

Gross unrealized appreciation	$12,173,608
Gross unrealized depreciation	(18,491,864)
Net unrealized depreciation	$(6,318,256)

See Notes to Schedule of Investments.

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS (UNAUDITED)

NOTE 1. ORGANIZATION

Liberty All-Star Growth Fund, Inc. (the “Fund”) is a Maryland corporation registered under the Investment Company Act of 1940 (the “Act”), as amended, as a diversified, closed-end management investment company.

Investment Goal

The Fund seeks long-term capital appreciation.

Fund Shares

The Fund may issue 60,000,000 shares of common stock at $0.10 par.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Equity securities are valued at the last sale price at the close of the principal exchange on which they trade, except for securities listed on the NASDAQ which are valued at the NASDAQ official closing price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing in more than 60 days for which market quotations are readily available are valued at current market value. Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith under consistently applied procedures approved by and under the general supervision of the Board of Directors.

Foreign Securities

The Fund invests in foreign securities which may involve a number of risk factors and special considerations not present with investments in securities of U.S. corporations.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Income Recognition

Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date.

Fair Value Measurements

The Fund adopted the provisions of Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements,” on January 1, 2008.  FAS 157 established a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period.  The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Quoted prices in active markets for identical investments

Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2008.

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$125,043,088	—

Level 2 - Other Significant Observable Inputs	$2,985,000	—

Level 3 - Significant Unobservable Inputs	$0	—

Total	$128,028,088	—

*     Other financial instruments are derivative investments not reflected in the Schedule of Investments such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the investment.

For the nine months ended September 30, 2008, the Fund did not have significant unobservable inputs (Level 3) used in determining fair value.  Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Federal Income Tax Status

Consistent with the Fund’s policy to qualify as a regulated investment company and to distribute all of its taxable income to shareholders, no federal income tax has been accrued.

Distributions to Shareholders

The Fund currently has a policy of paying distributions on its common shares totaling approximately 10% of its net asset value per year. The distributions are payable in four quarterly distributions of 2.5% of the Fund’s net asset value at the close of the New York Stock Exchange on the Friday prior to each quarterly declaration date. Distributions to shareholders are recorded on ex-date.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund. Also, under the Fund’s organizational documents and by contract, the Directors and Officers of the Fund are indemnified against certain liabilities that may arise out of their duties to the Fund. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be minimal.

Recent Accounting Pronouncements

Effective January 1, 2007, the Fund adopted FASB Interpretation No. 48 (“FIN 48”) “Accounting for Uncertainty in Income Taxes,” which requires that the financial statement effects of a tax position taken or expected to be taken in a tax return be recognized in the financial statements when it is more likely than not, based on the technical merits, that the position will be sustained upon examination. Management has concluded that the Fund has taken no uncertain tax positions that require adjustment to the financial statements to comply with the provisions of FIN 48. The Fund files income tax returns in the U.S. federal jurisdiction and the State of Colorado. The statute of limitations on the Fund’s federal tax return filings remains open for the years ended December 31, 2004 through December 31, 2007. The Fund’s Colorado tax return filings remain open for the years ended December 31, 2006 through December 31, 2007. To our knowledge there are no federal or Colorado income tax returns currently under examination.

In March 2008, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 161 (“FAS 161”), “Disclosures about Derivative Instruments and Hedging Activities”.  FAS 161 is intended to improve financial reporting about derivative instruments and hedging activities. It is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management believes the adoption of FAS 161 will have no material impact on financial statement disclosures.

Item 2 - Controls and Procedures.

(a)                                 The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)                                There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LIBERTY ALL-STAR GROWTH FUND, INC.

By:	/s/ William Parmentier
William Parmentier
President (principal executive officer)

Date:	November 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William Parmentier
William Parmentier
President (principal executive officer)

Date:	November 21, 2008

By:	/s/ Jeremy O. May
Jeremy O. May
Treasurer (principal financial officer)

Date:	November 21, 2008

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